Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jul. 31, 2025	Apr. 30, 2025
Current assets
Cash	$ 4,897	$ 10,665
Amounts receivable, net	1,815	4,115
Taxes receivable	253	143
Inventory	524	2,095
Unbilled revenue	532	548
Assets held for sale	27,538	0
Prepaid expenses	699	1,188
Total current assets	36,258	18,754
Restricted cash	127	126
Deposit on equipment	25	502
Property and equipment	4,338	15,762
Intangible assets	0	1,067
Goodwill	0	8,230
Total assets	40,748	44,441
Current liabilities
Accounts payable and accrued liabilities	3,275	5,283
Liabilities held for sale	12,229	0
Deferred revenue	777	1,090
Income taxes payable	0	475
Leases	413	1,850
Deferred acquisition payments	0	314
Current liabilities	16,694	9,012
Leases	3,311	11,553
Deferred income tax liability	0	250
Total liabilities	20,005	20,815
SHAREHOLDERS' EQUITY
Share capital	136,322	136,371
Contributed surplus	12,888	12,833
Accumulated other comprehensive income	3,286	3,216
Accumulated deficit	(131,753)	(128,794)
Equity	20,743	23,626
Total liabilities and shareholders' equity	$ 40,748	$ 44,441